Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 13
Entity Registrant Name	BIMERGEN ENERGY CORPORATION
Entity Central Index Key	0001066764
Entity Tax Identification Number	93-3419812
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	895 Dove Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(855)
Local Phone Number	946-0154
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	108 W. 13th St, Ste 100
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	845
Local Phone Number	-425-0077
Contact Personnel Name	Vcorp Agent Services, Inc.